Financial liabilities	6 Months Ended
Jun. 30, 2022
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Financial liabilities
Note 10. Financial liabilities
10.1 Detail of financial liabilities

	As of December 31,	As of June 30,
	2021	2022

	$ in thousands
Lease debts	71,526	66,591
State Guaranteed loan « PGE »	18,770	14,433
Non-current financial liabilities	1,259	1,203

Total non-current financial liabilities and non-current lease debts	91,555	82,227

Research Tax Credit prefinancing	—	5,667
Lease debts	8,329	8,091
State Guaranteed loan « PGE »	2,246	4,841
Current financial liabilities	108	801

Total current financial liabilities and current lease debts	10,683	19,400

Trade payables	23,762	24,159
Other current liabilities	13,731	10,884

Total Financial liabilities	139,731	136,670

State Guaranteed loan (or “
Prêt Garanti par l’Etat
”, or “PGE”) corresponds to Cellectis’ obtention of an €18.5 million (or $19.2 million using exchange rate as of June 30, 2022) loan from a bank syndicate formed with HSBC, Société Générale, Banque Palatine and Bpifrance in the form of a PGE. Initiated by the French Government to support companies during the
COVID-19
crisis, the PGE is a bank loan with a fixed interest rate ranging from 0.31% to 3.35%. After an initial interest-only term of two years, the loan will be amortized over up to four years at the option of the Company. The French government guarantees 90% of the borrowed amount.
As of June 30, 2022, the
non-current
financial liabilities are composed of Cellectis’ obtention in 2020 of a loan to finance leasehold improvement at its location in New York.
We finalized a Research Tax Credit financing with BPI in June 2022 and received €5.5 million in cash which represents a current financial liability of $5.7 million as of June 30, 2022.
As of June 30, 2022, the current financial liabilities are mainly composed of common warrants to purchase up to 7,760,000 shares of Calyxt’s common stock The common warrants have been classified as a liability in the Company’s consolidated balance sheet because the warrants include a put option election available to the holder of a common warrant that is contingently exercisable if Calyxt enters into a fundamental transaction through a change of control put. If the change of control Put is exercised by the holder of a common warrant, they may elect to receive either the consideration of the fundamental transaction or put the common warrant back to Calyxt in exchange for cash, based on terms and timing specified in the common warrant. If the put option is exercised, Calyxt is required to pay cash to the holder in an amount determined by the Black Scholes pricing model, with assumptions determined in accordance with the terms of the common warrants. Common warrants are Fair Value Level 3 instruments under IFRS 9 and will be reevaluated each quarter at their fair value through profit and loss. For the six-month
period ended June 30, 2022, this reevaluation generated a financial gain of $7.4 million in the statement of consolidated operations of which $4.7 million for common warrants and $2.7 million for prefunded warrants.

10.2 Due dates of the financial liabilities

Balance as of June 30, 2022	Book value	Less than One Year	One to Five Years	More than Five Years

	$ in thousands
Lease debts	74,681	8,091	31,574	35,017
Financial liabilities	26,946	11,310	14,978	658

Financial liabilities	101,627	19,400	46,552	35,675

Trade payables	24,159	24,159	—	—
Other current liabilities	10,884	10,884	—	—

Total financial liabilities	136,670	54,443	46,552	35,675